Capital Stock - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended							136 Months Ended	139 Months Ended									1 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended										1 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended		1 Months Ended		3 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended					12 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended						12 Months Ended					12 Months Ended										3 Months Ended	1 Months Ended			12 Months Ended		12 Months Ended			12 Months Ended				12 Months Ended				1 Months Ended	12 Months Ended
	Oct. 31, 2006	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2007	Aug. 31, 2007	Dec. 31, 2006	Dec. 31, 2012	Mar. 31, 2013	Mar. 15, 2013	Mar. 12, 2013	Jan. 22, 2013	May 31, 2012	Dec. 31, 2009	May 31, 2008 Investment	Jan. 15, 2008	Dec. 27, 2006	Jun. 30, 2010 Series A and Series B Preferred Stock	Aug. 31, 2008 Series A and Series B Preferred Stock	Mar. 31, 2013 Series A and Series B Preferred Stock	Dec. 31, 2012 Series A and Series B Preferred Stock	May 31, 2008 Series D	Mar. 31, 2013 Series D	Mar. 31, 2012 Series D	Dec. 31, 2012 Series D	Dec. 31, 2011 Series D	Dec. 31, 2008 Series D	Sep. 30, 2009 Series D	Jun. 30, 2009 Series D	Mar. 20, 2009 Series D	Feb. 05, 2009 Series D	Dec. 30, 2008 Series D	Mar. 31, 2013 Series D X-Master Inc	Dec. 31, 2012 Series D X-Master Inc	Jun. 30, 2009 Series E	Dec. 31, 2010 Series E	Dec. 31, 2009 Series E	Jun. 30, 2009 Series E Capital Partners LLC	Mar. 31, 2013 Series G Director	Mar. 31, 2012 Series G	Dec. 31, 2012 Series G Director	Dec. 31, 2011 Series G	Mar. 09, 2012 Series G	Mar. 31, 2013 Series G AR Partners, LLC	Dec. 31, 2012 Series G AR Partners, LLC	Mar. 31, 2013 Registration Rights Aspire Capital Fund, LLC	Mar. 31, 2012 Registration Rights Aspire Capital Fund, LLC	Dec. 31, 2012 Registration Rights Aspire Capital Fund, LLC	Dec. 31, 2011 Registration Rights Aspire Capital Fund, LLC	Mar. 31, 2012 Series A	Aug. 31, 2008 Series A	Mar. 31, 2013 Series A	Dec. 31, 2012 Series A	Dec. 31, 2008 Series A	Dec. 31, 2011 Series A	Jan. 15, 2008 Series A	Aug. 31, 2008 Series B	May 31, 2008 Series B	Dec. 31, 2008 Series B	Mar. 31, 2013 Series B	Dec. 31, 2012 Series B	Dec. 31, 2011 Series B	May 31, 2008 Series B Warrants	Dec. 31, 2008 Series B Warrants	Jan. 22, 2013 Series C	Aug. 31, 2008 Series C	Dec. 31, 2008 Series C	Mar. 31, 2013 Series C	Dec. 31, 2012 Series C	Dec. 31, 2011 Series C	Sep. 23, 2008 Series C	Dec. 31, 2010 Series F	Dec. 31, 2010 Series F Socius C G II	Mar. 31, 2013 Perpetual Preferred Stock	Dec. 31, 2012 Perpetual Preferred Stock	Dec. 09, 2010 Common Stock Purchase Agreement Aspire Capital Fund, LLC	Dec. 31, 2012 Common Stock Purchase Agreement Aspire Capital Fund, LLC	Dec. 31, 2010 Common Stock Purchase Agreement Aspire Capital Fund, LLC	Mar. 31, 2013 Dr Andrey Semechkin Series D	Dec. 31, 2012 Dr Andrey Semechkin Series D	Dec. 31, 2010 Warrants Series E	Dec. 31, 2010 Fees Shares Series F	Dec. 31, 2010 Socius Exchange Agreement	Dec. 09, 2010 Closing Price Above $ 0.25 Common Stock Purchase Agreement Aspire Capital Fund, LLC	Dec. 09, 2010 Closing Price Above $ 1.25 Common Stock Purchase Agreement Aspire Capital Fund, LLC	Dec. 09, 2010 Closing Price Above $ 1.75 Common Stock Purchase Agreement Aspire Capital Fund, LLC	Dec. 09, 2010 Closing Price Above $ 2.25 Common Stock Purchase Agreement Aspire Capital Fund, LLC	Dec. 31, 2008 Series A Warrant	Dec. 31, 2008 Series A Warrant Series A	Dec. 31, 2009 Common Stock	Mar. 31, 2013 Common Stock	Dec. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2008 Common Stock	Dec. 31, 2007 Common Stock	Dec. 31, 2006 Common Stock	Mar. 31, 2013 Common Stock Series G	Mar. 31, 2012 Common Stock Series A	May 31, 2008 Common Stock Series B	Dec. 31, 2010 Common Stock Warrants Series E	Dec. 31, 2008 Minimum	Oct. 31, 2006 Minimum	Dec. 31, 2009 Minimum Series E	Mar. 31, 2013 Minimum Series G	Dec. 31, 2012 Minimum Series G	Dec. 31, 2008 Minimum Series A	Mar. 31, 2013 Minimum Perpetual Preferred Stock	Dec. 31, 2012 Minimum Perpetual Preferred Stock	Oct. 31, 2006 Maximum	Dec. 31, 2009 Maximum Series E	Dec. 31, 2008 Maximum Series A	Mar. 31, 2013 Maximum Perpetual Preferred Stock	Dec. 31, 2012 Maximum Perpetual Preferred Stock	Dec. 09, 2010 Maximum Common Stock Purchase Agreement Aspire Capital Fund, LLC	Dec. 31, 2012 Maximum Common Stock Purchase Agreement Aspire Capital Fund, LLC
Common stock, shares authorized		300,000,000		300,000,000	200,000,000					200,000,000	300,000,000	300,000,000				300,000,000				200,000,000
Common stock, par value		$ 0.001		$ 0.001	$ 0.001		$ 1.00	$ 1.00		$ 0.001	$ 0.001	$ 0.001							$ 1.00	$ 0.001			$ 1.00	$ 1.00																																	$ 1.00		$ 1.00			$ 1
Preferred stock, shares authorized										20,000,000										20,000,000						50		50	50													5,000,000		5,000,000	0											0		5,000,000					5,000,000	5,000,000	5,000,000						3,000,000	3,000,000	3,000,000
Selling Price per shares										$ 0.001										$ 0.001						$ 0.001		$ 0.001	$ 0.001													$ 0.001		$ 0.001	$ 0.001	$ 1.00										$ 0.000		$ 0.001					$ 0.001	$ 0.001	$ 0.001				$ 1.00		$ 0.001	$ 0.001	$ 0.001		$ 10,000
Description of stock split arrangement										In October 2006, the board of directors of BTHC III approved a stock split of 4.42 shares to 1.
Stock split approved	4.42
Share exchange ratio under share exchange agreement	1
Common stock, shares outstanding		112,363,815		87,388,815	80,036,315						87,388,815	112,363,815																																																																																														500,000							2,209,993
Common stock, shares issued		112,363,815		87,388,815	80,036,315			1,370,000		1,350,000	87,388,815	112,363,815	16,325,000	5,000,000	10,125,000		484,675																																																																						100,000	150,000	200,000	300,000
Stock issued during period shares issued for legal consulting										350,000
Stock issued during period shares issued for contract to provide investor relations services										1,000,000
Investor relations services contract duration									1 year
Net proceeds from sales								$ 1,157,000
Selling agent for the private placement								274,000
Number of purchase agreement shares sold																														50									24																							400,000							3,000,000						1,000					9,333,333	333,333																													1,000,000					5,000,000
Number of Series A Preferred shares																																																									1					1
Number of warrants in Series A Units																																																																			2																								2	2
Common Stock At Market Price On The First Finance Closing Limit																																																											1
Warrants exercisable																							$ 0.25	$ 0.25																																	$ 0.50				$ 0.50					$ 0.25
Liquidation premium																																																							6.00%	6.00%					6.00%									6.00%							26.00%	26.00%
Conversion of convertible shares																																																					500,000															8,000,000																									2,000,000									2,000,000
Number of accredited investors																		5
Proceeds from issuance of preferred stock			4,941,000	4,941,000							17,202,000	17,202,000																																																	400,000
Conversion ratio for each share																																																																																																					2.67		2
Compensation under the Consultation Contract per month																																																													$ 0.50
Convertible shares of common stock		$ 0.40		$ 0.40							$ 0.40	$ 0.40														$ 0.20																$ 0.20																					$ 0.20					$ 0.25	$ 0.25
Convertible shares of common stock, trigger price																										$ 0.20																$ 0.37																					$ 0.2
Number of years warrants to purchase common stock																																						5 years																							5 years
Preferred stock, shares issued																										43		43	43							10	10					5,000,000		5,000,000	0											0		500,000					300,000	300,000	300,000						0	2,000,000	2,000,000									33	33
Preferred stock, shares outstanding																										43		43	43													5,000,000		5,000,000	0											0		500,000					300,000	300,000	300,000						0	2,000,000	2,000,000																																			1,000,000	1,000,000
Risk free interest rates		0.94%	1.11%	0.94%	1.81%																	3.00%	3.00%	3.00%																																																					2.40%	2.40%																											4.58%
Risk free interest rates																							3.37%	3.37%																																																					2.65%	2.65%
Volatility rate maximum								71.00%															65.00%	65.00%																																																					65.33%	65.33%
Volatility rate minimum		121.00%	127.00%	121.90%	81.00%		70.57%	63.00%														57.90%	57.90%	57.90%																																																					64.46%	64.46%
Period		5 years 8 months 12 days	6 years 2 months 12 days	5 years 8 months 9 days	6 years 1 month 17 days																	5 years	5 years	5 years																																																					5 years	5 years
Exercise price																						$ 0.25	$ 0.50	$ 0.50																																																																																							$ 0.56	$ 0.56				$ 0.74	$ 0.74
Anti Dilution Provisions Related To Warrants And Exercise Price																					$ 0.25	$ 0.25
Risk free interest rates																						3.00%
Volatility rate minimum																						57.90%
Beneficial conversion feature																																																						553,000						308,000										720,000
Warrants adjusted		0	36,000	73,000	75,000					638,000	370,000	370,000									804,971																																	193,000						110,000
Reduction In Value of Warrants Due To Revaluation																					5,276,000
Common stock sold for an aggregate to aspire capital								1,200,000																						5,000,000																	5,000,000	5,000,000																					3,000,000							10,000,000				5,942,000	500,000
Antidilutive Securities Excluded From Computation of Earnings Per Share Amount																																																																						250,000
Number of preferred stock sold																																																																					700,000					1,300,000
Secured Convertible Note amount																									1,000,000
Preferred stock price per share																																			$ 100,000
Sale of the Series D Preferred																															3	10	10	10	10
Total amount raised																										4,700,000		4,700,000
Rate of preferred stock dividend and redemption premium																												6.00%	10.00%									10.00%				6.00%		6.00%																																	10.00%	10.00%
Number of days with in dividend declared after each quarter end																										15 days		15 days
Total deemed dividend						524,000																				2,480,000																1,375,000		1,375,000
Dividend paid																										0	108,000	237,000	429,000													0	0	0	0
Accrued dividend on preferred stock				222,000	430,000																					0		0	108,000
Investment commitment																																									5,000,000
Percentage on warrants to purchase common stock of closing price																																						100.00%
Percentage of exercise value of warrants issued																																						135.00%
Commitment fees																																						250,000
Number of days for Promptly file after the effective date																																								30 days
Percentage of redemption premium																																																																																																											0.00%							26.00%
Private equity financing																																							2,400,000
Warrant to purchase Common stock																																																																											7,000,000																													3,700,000
Shares, Issued																																																																																				3,700,000	250,000								56,035,000	112,364,000	87,389,000	80,036,000	74,771,000	38,411,000	35,370,000	33,997,000
Common stock exercise price per share						$ 1.93
Notes issued																																																																																						2,500,000
Percentage of financing receivables																																																																													135.00%	135.00%
Note receivable accrued interest rate																																																																													2.00%	2.00%
Common stock liquidation preferences amount																																																																													15,000,000	15,000,000
Initial conversion ratio																																										2.5		2.5
Number of directors to be nominated by preferred shareholders																																										2		2
Number of independent directors out of directors to be nominated by preferred shareholders																																										1		1
Reversal of dividend accreted				93,000							93,000	93,000																														93,000		93,000
Legal costs																																										59,000		59,000
Stock repurchase agreement, authorized amount																																																																																																																						25,000,000	25,000,000
Capital Commitment Fees on Common Stock																																																																															500,000
Common stock purchase agreement period																																																																															3 years		3 years
Number of days to be taken for calculation share sales price																																																																															12 days		12 days
Closing Price of common shares																																																																																							$ 0.25	$ 1.25	$ 1.75	$ 2.25
Issued shares to aspire capital for operating activities																																																	1,200,000	5,000,000	5,000,000	4,000,000
Issued to aspire capital for operating activities																																																	264,000.0	2,100,000.0	2,100,000	3,400,000
Dividend																																												$ 0	$ 0